Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES

8.	INCOME TAXES
An analysis of income before income taxes and interest in earnings of associates by location of the taxing jurisdiction is as follows:

	Years ended December 31,
	2015	2014	2013
	(millions)
Ireland	$(61)	$(65)	$(52)
United States	(67)	92	(11)
United Kingdom	65	154	282
Other jurisdictions	403	337	280
Income before income taxes and interest in earnings of associates	$340	$518	$499

The provision for income taxes by location of the taxing jurisdiction consisted of the following:

	Years ended December 31,
	2015	2014	2013
	(millions)
Current income taxes:
US federal tax	$14	$(16)	$7
US state and local taxes	1	7	3
UK corporation tax	—	29	28
Other jurisdictions	51	73	45
Total current taxes	66	93	83
Deferred taxes:
US federal tax	(22)	30	10
US state and local taxes	(3)	10	1
Effect of US valuation allowance	(91)	5	2
UK corporation tax	14	24	17
Other jurisdictions	3	(3)	9
Total deferred taxes	(99)	66	39
Total income taxes	$(33)	$159	$122

The reconciliation between US federal income taxes at the statutory rate and the Company’s provision for income taxes is as follows:

	Years ended December 31,
	2015	2014	2013
	(millions, except percentages)
Income before income taxes and interest in earnings of associates	$340	$518	$499
US federal statutory income tax rate	35%	35%	35%
Income tax expense at US federal tax rate	119	181	175
Adjustments to derive effective rate:
Non-deductible expenditure	32	21	19
Non-deductible acquisition costs	9	—	—
Tax impact of internal restructurings	—	—	11
Movement in provision for unrecognized tax benefits	(3)	1	(1)
Disposal of non-qualifying goodwill	3	11	—
Gain on remeasurement of equity interests	(20)	—	—
Impact of change in tax rate on deferred tax balances	(5)	—	(4)
Adjustment in respect of prior periods	(1)	(2)	1
Non-deductible Venezuelan foreign exchange loss	11	5	—
Effect of foreign exchange and other differences	(1)	(4)	1
Changes in valuation allowances applied to deferred tax assets	(104)	7	—
Adjustments to eliminate the net tax effect of intra-group items	(30)	(30)	(30)
Tax differentials of foreign earnings and US state taxes:
Foreign jurisdictions	(42)	(48)	(54)
US state taxes and local taxes	(1)	17	4
Income tax (benefit) expense	$(33)	$159	$122

Willis Towers Watson plc is a non-trading holding company tax resident in Ireland where it is taxed at the statutory rate of 25%. The provision for income tax on continuing operations has been reconciled above to the US federal statutory tax rate of 35% due to significant operations in the US.
The significant components of deferred income tax assets and liabilities and their balance sheet classifications are as follows:

	December 31,
	2015	2014
	(millions)
Deferred tax assets:
Accrued expenses not currently deductible	$175	$133
US state net operating losses	82	76
UK net operating losses	5	1
Other net operating losses	28	12
UK capital losses	33	39
Accrued retirement benefits	109	109
Deferred compensation	34	34
Stock options	16	22
Financial derivative transactions	4	—
Gross deferred tax assets	486	426
Less: valuation allowance	(187)	(280)
Net deferred tax assets	$299	$146
Deferred tax liabilities:
Cost of intangible assets, net of related amortization	$289	$149
Cost of tangible assets, net of related amortization	32	38
Prepaid retirement benefits	111	62
Accrued revenue not currently taxable	31	25
Deferred tax liabilities	463	274
Net deferred tax liabilities	$(164)	$(128)

	December 31,
	2015	2014
	(millions)
Balance sheet classifications:
Deferred tax assets	$76	$19
Deferred tax liabilities	(240)	(147)
Net non-current deferred tax liabilities (i)	(164)	(128)
Net deferred tax liabilities	$(164)	$(128)

_________________________________

(i)
As described in Note 2, following retrospective application of ASU 2015-17 ‘Balance Sheet Classification of Deferred Taxes’, all deferred tax liabilities and assets are now classified as non-current in the balance sheet. 2014 balances within ‘Net deferred tax liabilities’ have been reclassified accordingly.

At December 31, 2015, the Company had valuation allowances of $187 million (2014: $280 million) to reduce its deferred tax assets to estimated realizable value. The valuation allowances at December 31, 2015, relate to deferred tax assets arising from UK capital loss carryforwards ($33 million) and other net operating losses ($6 million), which have no expiration date, and to the deferred tax assets in the United States ($148 million).
Included within US deferred tax assets are assets of $82 million in respect of US state net operating losses. These losses will expire as follows: $13 million from 2016 to 2019, $15 million from 2020 to 2024 and $54 million from 2025 to 2035. Capital loss carryforwards can only be offset against future UK capital gains.

	Balance at beginning of year	Additions/ (releases) charged to costs and expenses	Other movements	Foreign exchange differences	Balance at end of year
Description
	(millions)
Year Ended December 31, 2015
Deferred tax valuation allowance	$280	$(95)	$2	$—	$187
Year Ended December 31, 2014
Deferred tax valuation allowance	196	17	67	—	280
Year Ended December 31, 2013
Deferred tax valuation allowance	221	15	(40)	—	196

The amount charged to tax expense in the table above differs from the effect of $(104) million disclosed in the rate reconciliation primarily because the movement in this table includes effects of state taxes, which are disclosed separately in the rate reconciliation. The impact of Other movements is primarily recorded in other comprehensive income.
At December 31, 2015 the Company had deferred tax assets of $299 million (2014: $146 million), net of the valuation allowance. Management believes, based upon the level of historical taxable income and projections for future taxable income, it is more likely than not that the Company will realize the benefits of these deductible differences, net of the valuation allowance. However, the amount of the deferred tax asset considered realizable could be adjusted in the future if estimates of taxable income are revised.
The Company recognizes deferred tax balances related to the undistributed earnings of subsidiaries when the Company expects that it will recover those undistributed earnings in a taxable manner, such as through receipt of dividends or sale of the investments. The Company does not, however, provide for income taxes on the unremitted earnings of certain other subsidiaries where, in management’s opinion, such earnings have been indefinitely reinvested in those operations, or will be remitted either in a tax free liquidation or as dividends with taxes substantially offset by foreign tax credits. It is not practical to determine the amount of unrecognized deferred tax liabilities for temporary differences related to these investments.
Unrecognized tax benefits
Total unrecognized tax benefits as at December 31, 2015, totaled $22 million. During the next 12 months the Company does not expect a significant increase or decrease to the unrecognized tax benefits due to either settlement through negotiation or closure of the statute of limitations on assessment.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	2015	2014	2013
	(millions)
Balance at January 1	$19	$41	$37
Reductions due to a lapse of the applicable statute of limitation	—	—	(5)
Increases for positions taken in current period	3	5	9
Decreases for positions taken in prior periods	(6)	(26)	—
Other movements	6	(1)	—
Balance at December 31	$22	$19	$41

$22 million of the unrecognized tax benefits at December 31, 2015 would, if recognized, favorably affect the effective tax rate in future periods.
The Company files tax returns in the various tax jurisdictions in which it operates. US tax returns have been filed timely. Although tax years 2008 and 2009 are closed, the IRS could make adjustments (but not assess additional tax) up to the amount of the net operating losses carried forward from those years.
All UK tax returns have been filed timely and are in the normal process of being reviewed, by HM Revenue & Customs. There are no material ongoing inquiries in relation to filed UK returns. In other tax jurisdictions the Company is currently not subject to any examinations for any year prior to 2004.